Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis:

`	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$70,059	$—	$—	$—

Total financial assets	$70,059	$—	$—	$—

Financial Liabilities
Other long-term liabilities:
Series F Preferred Stock Warrant	—	—	1,403	1,403

Total financial liabilities	$—	$—	$1,403	$1,403

`	As of June 30, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$100,016	$—	$—	$—

Total financial assets	$100,016	$—	$—	$—

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$72,586	$—	$—	$72,586

Total financial assets	$72,586	$—	$—	$72,586

Financial Liabilities
Other long-term liabilities:
Series F Preferred Stock Warrant	$—	$—	$634	$634

Total financial liabilities	$—	$—	$634	$634

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$70,059	$—	$—	$—

Total financial assets	$70,059	$—	$—	$—

Financial Liabilities
Other long-term liabilities:
Series F Preferred Stock Warrant	$—	$—	$1,403	$1,403

Total financial liabilities	$—	$—	$1,403	$1,403

Schedule of Reconciliation of Preferred Stock Warrant Measured at Fair Value Using Level 3 Inputs

The following table presents a reconciliation of the Series F Preferred Stock Warrant, which is measured at fair value using Level 3 inputs:

Series F Preferred Stock Warrant
(in thousands)
Balance as of December 31, 2019	$1,403

Change in fair value	20,470
Conversion to common stock warrant	(21,873)

Balance as of June 30, 2020	$—

The following table presents a reconciliation of the Series F Preferred Stock Warrant, which is measured at fair value using Level 3 inputs:

Series F Preferred Stock Warrant
(in thousands)
Balance as of January 1, 2018	$460
Change in fair value	174

Balance as of December 31, 2018	$634

Change in fair value	769

Balance as of December 31, 2019	$1,403

Schedule of Carrying Value and Fair Value of Term Loan Facility

The carrying value and fair value of the Term Loan Facility as of December 31, 2018 were as follows:

December 31, 2018
(in thousands)
Carrying value, net of unamortized debt issuance costs	$24,302
Fair value	$25,045